Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 22.6	€ 29.1
Total non-current loans and borrowings	2,142.3	2,198.3
Borrowings	2,164.9	2,227.4
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	6.7	8.5
Total non-current loans and borrowings	1,333.5	1,347.4
Gross | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	800.0	800.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	41.9	9.4
Less than one year | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	22.3	22.6
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(6.4)	(2.0)
Later than one year [member] | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	44.3	58.3
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(25.4)	(5.7)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ (10.1)	€ (1.7)